PARNASSUS FUNDS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04044

Parnassus Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon
Parnassus Funds
1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

PARNASSUS   FUND

Portfolio of Investments as of March 31, 2011 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value

	Communications Equipment
380,000	QUALCOMM Inc.	3.8%	$20,835,400

	Computer Peripherals
50,000	Seagate Technology	0.1%	$720,000

	Computers
335,000	Hewlett-Packard Company		$13,724,950
35,000	International Business Machines Corp.		5,707,450
		3.5%	$19,432,400

	Consulting Services
20,000	Accenture PLC	0.2%	$1,099,400

	Data Storage
2,000,000	Brocade Communications Systems Inc. 1	2.2%	$12,300,000

	Electronic Components
700,000	Corning Inc.	2.6%	$14,441,000

	Entertainment
100,000	The Walt Disney Co.	0.8%	$4,309,000

	Financial Services
92,000	First Horizon National Corp.		$1,031,320
480,000	JPMorgan Chase & Co.		22,128,000
85,000	MasterCard Inc.		21,396,200
210,000	SEI Investments Co.		5,014,800
560,000	Wells Fargo & Co.		17,752,000
		12.3%	$67,322,320

	Footwear
190,000	Nike Inc.	2.6%	$14,383,000

	Home Builders
1,475,000	DR Horton Inc.		$17,183,750
1,250,000	KB Home		15,550,000
3,000,000	PulteGroup Inc. 1		22,200,000
850,000	Toll Brothers Inc. 1		16,804,500
		13.1%	$71,738,250

	Industrial Manufacturing
300,000	Teleflex Inc.	3.2%	$17,394,000

	Insurance
370,000	Tower Group Inc.	1.6%	$8,891,100

	Internet
425,000	eBay Inc. 1		$13,192,000
20,000	Google Inc. 1		11,724,200
		4.6%	$24,916,200

	Natural Gas
620,000	Quicksilver Resources Inc. 1	1.6%	$8,872,200

	Networking Products
1,500,000	Cisco Systems Inc.	4.7%	$25,725,000

	Oil & Gas
950,000	W&T Offshore Inc.	4.0%	$21,650,500

	Pharmaceuticals
95,000	Gilead Sciences Inc. 1	0.7%	$4,031,800

	Professional Services
400,000	Insperity Inc.	2.2%	$12,152,000

	Retail
20,000	Best Buy Co., Inc.		$574,400
20,000	Costco Wholesale Corp.		1,466,400
600,000	Lowe's Cos., Inc.		15,858,000
		3.3%	$17,898,800

	Semiconductor Capital Equipment
1,050,000	Applied Materials Inc.	3.0%	$16,401,000

	Semiconductors
1,290,000	Intel Corp.		$26,019,300
15,684	MIPS Technologies Inc. 1		164,525
374,000	Texas Instruments Inc.		12,925,440
		7.1%	$39,109,265

	Software
400,000	Adobe Systems Inc. 1		$13,264,000
200,000	Autodesk Inc. 1		8,822,000
650,000	Microsoft Corp.		16,484,000
310,000	Symantec Corp. 1		5,747,400
		8.1%	$44,317,400

	Telecommunications Equipment
1,000,000	Ciena Corp. 1		$25,960,000
1,165,000	Finisar Corp. 1		28,659,000
1,200,000	Tellabs Inc. 1		6,288,000
		11.1%	$60,907,000

	Total investment in equities
	(cost $460,161,665)	96.4%	$528,847,035

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Certificates of Deposit 2
100,000	Albina Community Bank 0.75%, matures 01/24/2012		$96,734
100,000	Carver Federal Savings Bank 0.90%, matures 02/19/2012		96,449
100,000	Community Bank of the Bay 0.75%, matures 09/06/2011		98,258
100,000	Eastern Bank 0.50%, matures 01/30/2012		96,669
100,000	Latino Community Credit Union 0.90%, matures 02/20/2012		96,438
100,000	Metro Bank 0.65%, matures 05/10/2011		99,562
100,000	Opportunities Credit Union 1.00%, matures 04/25/2011		99,726
100,000	Self-Help Credit Union 1.30%, matures 01/14/2012		96,844
100,000	Southern Bancorp 0.85%, matures 01/12/2012		96,855
		0.2%	$877,535

	Community Development Loans 2
200,000	Boston Community Loan Fund 1.00%, matures 06/30/2011		$197,010
200,000	Root Capital Loan Fund 1.50%, matures 03/15/2012		188,526
100,000	Vermont Community Loan Fund 1.50%, matures 12/15/2011		95,759
		0.1%	$481,295

	Time Deposits
12,231,676	BBH Cash Management Service
	Citibank, Nassau, 0.03%, due 04/01/2011	2.2%	$12,231,676

	Total short-term securities
	(cost $13,590,506)	2.5%	$13,590,506

	Total securities
	(cost $473,752,171)	98.9%	$542,437,541

	Other assets and liabilities - net	1.1%	$6,308,139

	Total net assets	100.0%	$548,745,680

	1 This security is non-income producing.

	2 Market value adjustments have been applied to these securities to reflect early withdrawal.

	Fund holdings will vary over time.

	Industry classifications are unaudited.

	Fund shares are not FDIC insured.

The portfolio of investments as of March 31, 2011 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At March 31, 2011, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Fund

Cost of long-term investments	$460,938,929
Unrealized appreciation	$81,258,685
Unrealized depreciation	(13,350,579)

Net unrealized appreciation	$67,908,106

The Funds follow accounting standards codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels, Level 1 - quoted prices in active markets for identical investments, Level 2 – other significant observable inputs (including quoted prices for similar investments) and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Funds adopted FASB issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and requires additional disclosure related to recurring and nonrecurring fair value measurements with respect to transfer in and out of Levels 1 and 2. It also clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The following table summarizes the portfolio's financial assets as of March 31, 2011, that are valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$106,862,650	$-	$-	$106,862,650
Consumer Staples	1,466,400	-	-	1,466,400
Energy	30,522,700	-	-	30,522,700
Financials	54,817,220	-	-	54,817,220
Health Care	21,425,800	-	-	21,425,800
Industrials	12,152,000	-	-	12,152,000
Information Technology	301,600,265	-	-	301,600,265
Short-Term Investments	12,231,676	-	1,358,830	13,590,506
Total	$541,078,711	$-	$1,358,830	$542,437,541

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of March 31, 2011.

Certificates of Deposit
Community Loans
Balance as of December 31, 2010	$1,378,667
Discounts/premiums amortization	(19,837)
Net purchases (sales)	-
Balance as of March 31, 2011	$1,358,830

PARNASSUS MID - CAP FUND

Portfolio of Investments as of March 31, 2011 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value

	Alternative Energy
3,500	First Solar Inc. 1,3	1.1%	$562,940

	Apparel
12,000	Coach Inc.		$624,480
37,500	Hanesbrands Inc. 1		1,014,000
		3.3%	$1,638,480

	Chemicals
10,500	Compass Minerals International Inc.	2.0%	$982,065

	Consulting Services
30,000	Teradata Corp. 1	3.1%	$1,521,000

	Data Processing
37,500	Equifax Inc.		$1,456,875
14,000	Fiserv Inc. 1		878,080
48,500	Paychex Inc.		1,520,960
		7.8%	$3,855,915

	Financial Services
60,000	Charles Schwab Corp.		$1,081,800
44,000	First Horizon National Corp.		493,240
70,000	Hudson City Bancorp Inc.		677,600
82,500	SEI Investments Co.		1,970,100
		8.5%	$4,222,740

	Food Products
23,000	McCormick & Co.		$1,100,090
64,000	Sysco Corp.		1,772,800
		5.8%	$2,872,890

	Healthcare Products
27,000	DENTSPLY International Inc.	2.0%	$998,730

	Healthcare Services
10,000	Quest Diagnostics Inc.	1.1%	$577,200

	Industrial Manufacturing
20,000	Cooper Industries PLC		$1,298,000
25,000	Pentair Inc.		944,750
40,000	Teleflex Inc.		2,319,200
		9.2%	$4,561,950

	Machinery
27,500	IDEX Corp.	2.4%	$1,200,375

	Medical Equipment
20,500	Gen-Probe Inc. 1		$1,360,175
42,500	Patterson Companies Inc.		1,368,075
		5.5%	$2,728,250

	Natural Gas
35,000	Energen Corp.		$2,209,200
60,000	MDU Resources Group Inc.		1,378,200
12,500	Southwestern Energy Co. 1		537,125
		8.3%	$4,124,525

	Oil & Gas
22,500	Noble Corp.		$1,026,450
45,000	Plains Exploration & Production Co. 1		1,630,350
22,000	Ultra Petroleum Corp. 1		1,083,500
		7.5%	$3,740,300

	Pharmaceuticals
40,000	Valeant Pharmaceuticals International Inc. 1	4.0%	$1,992,400

	Professional Services
60,500	Insperity Inc.		$1,837,990
33,000	Iron Mountain Inc.		1,030,590
		5.8%	$2,868,580

	Retail
18,000	Nordstrom Inc.	1.6%	$807,840

	Services
36,500	Ecolab Inc.	3.7%	$1,862,230

	Software
40,000	Adobe Systems Inc. 1		$1,326,400
9,500	Check Point Software Technologies Ltd. 1		484,975
45,000	Symantec Corp. 1		834,300
33,000	Synopsys Inc. 1		912,450
		7.2%	$3,558,125

	Telecommunications Equipment
32,500	Finisar Corp.	1.6%	$799,500

	Utility & Power Distribution
50,000	Questar Corp.	1.7%	$872,500

	Waste Management
55,000	Waste Management Inc.	4.1%	$2,053,700

	Total investment in equities
	(cost $40,196,999)	97.3%	$48,402,235

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Time Deposits
1,038,019	BBH Cash Management Service
	Citibank, Nassau, 0.03%, due 04/01/2011	2.1%	$1,038,019

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
549,203	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.04%	1.1%	$549,203

	Total short-term securities
	(cost $1,587,222)	3.2%	$1,587,222

	Total securities
	(cost $41,784,221)	100.5%	$49,989,457

	Payable upon return of securities loaned	-1.1%	$(549,203)

	Other assets and liabilities - net	0.6%	$292,842

	Total net assets	100.0%	$49,733,096

	1 This security is non-income producing.

	3 This security, or partial position of this security, was on loan at March 31, 2011.

	The total value of the securities on loan at March 31, 2011 was $538,426.

	Fund holdings will vary over time.

	Industry classifications are unaudited.

	Fund shares are not FDIC insured.

The portfolio of investments as of March 31, 2011 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At March 31, 2011, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Mid-Cap Fund

Cost of long-term investments	$40,257,964
Unrealized appreciation	$8,380,342
Unrealized depreciation	(236,071)

Net unrealized appreciation	$8,144,271

The Funds follow accounting standards codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels, Level 1 - quoted prices in active markets for identical investments, Level 2 – other significant observable inputs (including quoted prices for similar investments) and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Funds adopted FASB issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and requires additional disclosure related to recurring and nonrecurring fair value measurements with respect to transfer in and out of Levels 1 and 2. It also clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The following table summarizes the portfolio's financial assets as of March 31, 2011, that are valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$2,446,320	$-	$-	$2,446,320
Consumer Staples	2,872,890	-	-	2,872,890
Energy	4,277,425	-	-	4,277,425
Financials	4,222,740	-	-	4,222,740
Health Care	8,615,780	-	-	8,615,780
Industrials	9,822,280	-	-	9,822,280
Information Technology	8,840,605	-	-	8,840,605
Materials	2,844,295	-	-	2,844,295
Utilities	4,459,900	-	-	4,459,900
Short-Term Investments	1,587,222	-	-	1,587,222
Total	$49,989,457	$-	$-	$49,989,457

PARNASSUS SMALL - CAP FUND

Portfolio of Investments as of March 31, 2011 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value

	Apparel
1,005,000	Hanesbrands Inc. 1	3.1%	$27,175,200

	Biotechnology
75,000	Bio-Rad Laboratories Inc. 1		$9,010,500
320,000	Salix Pharmaceuticals Ltd. 1		11,209,600
		2.3%	$20,220,100

	Building Materials
205,000	Simpson Manufacturing Co., Inc.	0.7%	$6,039,300

	Chemicals
1,740,000	Calgon Carbon Corp. 1		$27,631,200
40,000	Compass Minerals International Inc.		3,741,200
		3.5%	$31,372,400

	Computer Peripherals
880,000	Electronics for Imaging Inc. 1	1.5%	$12,944,800

	Data Processing
230,000	Jack Henry & Associates Inc.	0.9%	$7,794,700

	Data Storage
5,000,000	Brocade Communications Systems Inc. 1	3.5%	$30,750,000

	Electronics
70,000	Analogic Corp.	0.4%	$3,958,500

	Financial Services
1,051,300	Artio Global Investors Inc.		$16,989,008
1,581,887	First Horizon National Corp.		17,732,953
975,000	Glacier Bancorp Inc. 3		14,673,750
915,417	Pinnacle Financial Partners Inc. 1, 3		15,140,997
470,000	SEI Investments Co.		11,223,600
		8.6%	$75,760,308

	Healthcare Products
150,000	Sirona Dental Systems Inc. 1	0.9%	$7,524,000

	Healthcare Services
468,610	Genomic Health Inc. 1, 3		$11,527,806
925,000	LHC Group Inc. 1		27,750,000
1,150,000	VCA Antech Inc. 1		28,957,000
		7.7%	$68,234,806

	Home Builders
1,650,000	KB Home		$20,526,000
3,070,000	PulteGroup Inc. 1		22,718,000
650,000	Toll Brothers Inc. 1		12,850,500
		6.4%	$56,094,500

	Home Products
375,000	WD-40 Co.	1.8%	$15,877,500

	Industrial Manufacturing
630,872	Teleflex Inc.	4.1%	$36,577,959

	Insurance
1,150,000	Tower Group Inc.	3.1%	$27,634,500

	Machinery
110,000	Graco Inc.	0.6%	$5,003,900

	Medical Equipment
400,000	Cyberonics Inc. 1		$12,724,000
100,000	Gen-Probe Inc. 1		6,635,000
		2.2%	$19,359,000

	Natural Gas
1,858,000	Quicksilver Resources Inc. 1	3.0%	$26,587,980

	Networking Products
1,350,000	DragonWave Inc. 1, 3	1.3%	$11,245,500

	Oil & Gas
385,000	Energy XXI (Bermuda) Ltd. 1		$13,128,500
140,000	SM Energy Co.		10,386,600
925,000	W&T Offshore Inc.		21,080,750
		5.1%	$44,595,850

	Pharmaceuticals
470,000	Furiex Pharmaceuticals Inc. 1	0.9%	$7,933,600

	Professional Services
750,000	Insperity Inc.	2.6%	$22,785,000

	Retail
60,000	Nash Finch Co.	0.3%	$2,276,400

	Semiconductor Capital Equipment
140,000	Cognex Corp.		$3,955,000
200,000	Cymer Inc. 1		11,316,000
		1.7%	$15,271,000

	Semiconductors
400,000	EZchip Semiconductor Ltd. 1		$11,858,000
1,000,000	MIPS Technologies Inc. 1, 3		10,490,000
		2.5%	$22,348,000

	Services
410,000	Arbitron Inc.	1.9%	$16,412,300

	Software
1,350,000	ClickSoftware Technologies Ltd. 1		$11,596,500
1,050,000	Mentor Graphics Corp. 1		15,361,500
320,000	Quest Software Inc. 1		8,124,800
200,000	VeriSign Inc. 1		7,242,000
1,250,000	Websense Inc. 1		28,712,500
		8.0%	$71,037,300

	Telecommunications Equipment
1,923,958	Ceragon Networks Ltd. 1		$23,241,413
730,000	Ciena Corp. 1, 3		18,950,800
1,770,000	Finisar Corp. 1		43,542,000
1,411,000	Harmonic Inc. 1		13,235,180
950,000	Oclaro Inc. 1		10,934,500
3,350,000	Tellabs Inc.		17,554,000
		14.4%	$127,457,893

	Utility & Power Distribution
800,000	AGL Resources Inc.	3.6%	$31,872,000

	Total investment in equities
	(cost $744,305,393)	96.6%	$852,144,296

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Time Deposits
34,415,900	BBH Cash Management Service
	Wells Fargo, Grand Cayman, 0.03%, due 04/01/2011	3.9%	$34,415,900

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
25,449,188	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.04%	2.9%	$25,449,188

	Total short-term securities
	(cost $59,865,088)	6.8%	$59,865,088

	Total securities
	(cost $804,170,481)	103.4%	$912,009,384

	Payable upon return of securities loaned	-2.9%	$(25,449,188)

	Other assets and liabilities - net	-0.5%	$(4,704,254)

	Total net assets	100.0%	$881,855,942

	1 This security is non-income producing.

	3 This security, or partial position of this security, was on loan at March 31, 2011.

	The total value of the securities on loan at March 31, 2011 was $24,724,923.

	Fund holdings will vary over time.

	Industry classifications are unaudited.

	Fund shares are not FDIC insured.

The portfolio of investments as of March 31, 2011 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At March 31, 2011, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Small-Cap Fund

Cost of long-term investments	$744,375,383
Unrealized appreciation	$115,890,110
Unrealized depreciation	(8,121,197)

Net unrealized appreciation	$107,768,913

The Funds follow accounting standards codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels, Level 1 - quoted prices in active markets for identical investments, Level 2 – other significant observable inputs (including quoted prices for similar investments) and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Funds adopted FASB issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and requires additional disclosure related to recurring and nonrecurring fair value measurements with respect to transfer in and out of Levels 1 and 2. It also clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The following table summarizes the portfolio's financial assets as of March 31, 2011, that are valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$99,682,000	$-	$-	$99,682,000
Consumer Staples	18,153,900	-	-	18,153,900
Energy	71,183,830	-	-	71,183,830
Financials	103,394,808	-	-	103,394,808
Health Care	163,807,965	-	-	163,807,965
Industrials	33,828,200	-	-	33,828,200
Information Technology	298,849,193	-	-	298,849,193
Materials	31,372,400	-	-	31,372,400
Utilities	31,872,000	-	-	31,872,000
Short-Term Investments	59,865,088	-	-	59,865,088
Total	$912,009,384	$-	$-	$912,009,384

PARNASSUS WORKPLACE FUND

Portfolio of Investments as of March 31, 2011 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value

	Biotechnology
30,000	Bio-Rad Laboratories Inc. 1		$3,604,200
80,000	Genzyme Corp. 1		6,092,000
		4.2%	$9,696,200

	Building Materials
60,000	Simpson Manufacturing Co., Inc.	0.8%	$1,767,600

	Communications Equipment
175,000	QUALCOMM Inc.	4.2%	$9,595,250

	Computer Peripherals
150,000	Seagate Technology	0.9%	$2,160,000

	Computers
170,000	Hewlett-Packard Company		$6,964,900
40,000	International Business Machines Corp.		6,522,800
		5.9%	$13,487,700

	Consulting Services
80,000	Accenture PLC	1.9%	$4,397,600

	Data Processing
120,000	Paychex Inc.	1.6%	$3,763,200

	Data Storage
1,500,000	Brocade Communications Systems Inc. 1	4.0%	$9,225,000

	Electronic Components
400,000	Corning Inc.	3.6%	$8,252,000

	Entertainment
35,000	The Walt Disney Co.	0.7%	$1,508,150

	Financial Services
360,000	First Horizon National Corp.		$4,035,600
27,000	MasterCard Inc.		6,796,440
350,000	SEI Investments Co.		8,358,000
230,000	Wells Fargo & Co.		7,291,000
		11.6%	$26,481,040

	Footwear
140,000	Nike Inc.	4.6%	$10,598,000

	Internet
250,000	eBay Inc. 1		$7,760,000
11,000	Google Inc. 1		6,448,310
410,000	Yahoo! Inc. 1		6,826,500
		9.2%	$21,034,810

	Machinery
46,000	Deere & Co.		$4,456,940
40,000	Graco Inc.		1,819,600
		2.7%	$6,276,540

	Natural Gas
210,000	MDU Resources Group Inc.	2.1%	$4,823,700

	Networking Products
650,000	Cisco Systems Inc.	4.9%	$11,147,500

	Oil & Gas
55,000	Devon Energy Corp.	2.2%	$5,047,350

	Pharmaceuticals
120,000	Gilead Sciences Inc. 1	2.2%	$5,092,800

	Professional Services
115,000	Insperity Inc.	1.5%	$3,493,700

	Retail
20,000	Costco Wholesale Corp.		$1,466,400
190,000	Lowe's Cos., Inc.		5,021,700
100,000	Walgreen Co.		4,014,000
		4.6%	$10,502,100

	Semiconductor Capital Equipment
485,000	Applied Materials Inc.	3.3%	$7,575,700

	Semiconductors
530,000	Intel Corp.		$10,690,100
213,836	Texas Instruments Inc.		7,390,172
		7.9%	$18,080,272

	Software
170,000	Adobe Systems Inc. 1		$5,637,200
70,000	Autodesk Inc. 1		3,087,700
420,000	Microsoft Corp.		10,651,200
230,000	Symantec Corp. 1		4,264,200
		10.3%	$23,640,300

	Total investment in equities
	(cost $189,570,525)	94.9%	$217,646,512

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Time Deposits
5,422,538	BBH Cash Management Service
	Bank of America, London, 0.03%, due 04/01/2011		$5,422,538
11,415,165	BBH Cash Management Service
	HSBC Bank, Grand Cayman, 0.03%, due 04/01/2011		11,415,165
		7.3%	$16,837,703

	Total short-term securities
	(cost $16,837,703)	7.3%	$16,837,703

	Total securities
	(cost $206,408,228)	102.2%	$234,484,215

	Other assets and liabilities - net	-2.2%	$(5,192,164)

	Total net assets	100.0%	$229,292,051

	1 This security is non-income producing.

	Fund holdings will vary over time.

	Industry classifications are unaudited.

	Fund shares are not FDIC insured.

The portfolio of investments as of March 31, 2011 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At March 31, 2011, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Workplace Fund

Cost of long-term investments	$189,637,259
Unrealized appreciation	$31,025,221
Unrealized depreciation	(3,015,968)

Net unrealized appreciation	$28,009,253

The Funds follow accounting standards codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels, Level 1 - quoted prices in active markets for identical investments, Level 2 – other significant observable inputs (including quoted prices for similar investments) and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Funds adopted FASB issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and requires additional disclosure related to recurring and nonrecurring fair value measurements with respect to transfer in and out of Levels 1 and 2. It also clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The following table summarizes the portfolio's financial assets as of March 31, 2011, that are valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$17,127,850	$-	$-	$17,127,850
Consumer Staples	5,480,400	-	-	5,480,400
Energy	5,047,350	-	-	5,047,350
Financials	19,684,600	-	-	19,684,600
Health Care	14,789,000	-	-	14,789,000
Industrials	11,537,840	-	-	11,537,840
Information Technology	139,155,772	-	-	139,155,772
Utilities	4,823,700	-	-	4,823,700
Short-Term Investments	16,837,703	-	-	16,837,703
Total	$234,484,215	$-	$-	$234,484,215

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 17, 2011

By:	/s/ Marc C. Mahon
Marc C. Mahon Principal Financial Officer

Date:	May 17, 2011